Fair value of financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Trade receivable	¥ 12,568	¥ 0
Loans Receivables		248,350
Trade payable	1,302	0
Other payable	22,780	25,833
Loans payable	0	161,439
Convertible notes payable	12,922	10,011
Carrying amount [member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	79	2,533
Trade receivable	12,568
Loans Receivables		193,682
Total Financial Assets	12,647	196,215
Trade payable	1,302
Other payable	387
Loans payable		161,439
Convertible notes payable	12,922	10,011
Total Financial Liabilities	14,611	171,450
Fair value [Member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	79	2,533
Trade receivable	12,568
Loans Receivables		193,682
Total Financial Assets	12,647	196,215
Trade payable	1,302
Other payable	387
Loans payable		161,439
Convertible notes payable	12,922	10,011
Total Financial Liabilities	¥ 14,611	¥ 171,450